Investments in Film	6 Months Ended
Dec. 31, 2025
Investments in Film [Abstract]
INVESTMENTS IN FILM

3. INVESTMENTS IN FILM

	As of December 31, 2025	As of June 30, 2025
Investments in film- current	$535,857	$1,077,457
Investments in film- current	$535,857	$1,077,457

As of December 31, 2025, the investments in film relate to a single motion picture, which is expected to be fully liquidated by June 2026. A separate investment in film, included in the corresponding balance as of June 30, 2025, was liquidated during the six-month period ended December 31, 2025.